SCHEDULE OF OPTION ASSUMPTION (Details)	Oct. 22, 2025	Jul. 10, 2025	Apr. 01, 2025	Oct. 01, 2024	Aug. 06, 2024	Apr. 13, 2024	Apr. 08, 2024	Apr. 03, 2024	Dec. 13, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	7 years	5 years	7 years	7 years	7 years	8 years 6 months	6 years 6 months	6 years 6 months	5 years
Seven Year Option Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%
Expected volatility	126.40%
Expected term	7 years
Risk free interest rate	3.74%
Expected forfeitures	0.00%
5-Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends		0.00%
Expected volatility		122.80%
Expected term		5 years
Risk free interest rate		3.93%
Expected forfeitures		0.00%
5-Year Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends		0.00%
Expected volatility		122.80%
Expected term		5 years
Risk free interest rate		3.93%
Expected forfeitures		0.00%
7-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends			0.00%	0.00%
Expected volatility			125.30%	127.90%
Expected term			5 years 6 months	4 years 6 months
Risk free interest rate			4.03%	3.51%
Expected forfeitures			0.00%	0.00%
7 Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends					0.00%
Expected volatility					133.80%
Expected term					4 years 6 months
Risk free interest rate					3.73%
Expected forfeitures					0.00%
7 Year Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends					0.00%
Expected volatility					133.80%
Expected term					7 years
Risk free interest rate					3.76%
Expected forfeitures					0.00%
7 Year Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends					0.00%
Expected volatility					133.80%
Expected term					7 years
Risk free interest rate					3.76%
Expected forfeitures					0.00%
7 Year Option Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends					0.00%
Expected volatility					133.80%
Expected term					4 years 6 months
Risk free interest rate					3.73%
Expected forfeitures					0.00%
8.5-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends						0.00%
Expected volatility						134.80%
Expected term						4 years 3 months
Risk free interest rate						4.54%
Expected forfeitures						0.00%
9.33-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends						0.00%
Expected volatility						130.50%
Expected term						4 years 9 months
Risk free interest rate						4.54%
Expected forfeitures						0.00%
6.5-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends							0.00%
Expected volatility							138.60%
Expected term							3 years 3 months
Risk free interest rate							4.60%
Expected forfeitures							0.00%
6.5-Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends								0.00%
Expected volatility								138.30%
Expected term								3 years 3 months
Risk free interest rate								4.48%
Expected forfeitures								0.00%
5-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends									0.00%
Expected volatility									133.30%
Expected term									6 years 3 months
Risk free interest rate									4.04%
Expected forfeitures									0.00%
5-Year Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends									0.00%
Expected volatility									133.30%
Expected term									6 years 3 months
Risk free interest rate									4.04%
Expected forfeitures									0.00%